Stock Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Black-Scholes Option Pricing Model
The assumptions used for the Black-Scholes option pricing model to determine the fair value of the Base Options granted are as follows:

	December 31,
	2020	2019	2018
Risk-free interest rate	0.43% - 1.68%	2.39% - 2.53%	2.57% - 2.97%
Expected dividends	$—	$—	$ —
Expected volatility	59.39% - 63.47%	55.38% - 55.47%	55.83% - 58.34%
Expected term (in years)	6.25	6.25	6.25

Upside Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Outstanding Base Options Consisted
The Company’s outstanding Upside Options consisted of the following (shares in thousands):

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)
Stock options outstanding as of January 1, 2020	15,090	$3.52	7.5
Granted	6,175	9.89	9.4
Exercised	—	—	—
Expired or forfeited	(4,590)	3.77	6.5

Stock options outstanding as of December 31, 2020	16,675	$5.81	7.6

Expected to vest as of December 31, 2020	—	$—	—

Exercisable as of December 31, 2020	—	$—	—

Base Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Outstanding Base Options Consisted
The Company’s outstanding Base Options consisted of the following (shares in thousands):

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Stock options outstanding as of January 1, 2020	23,080	$1.41	7.5
Granted	6,430	4.65	9.4
Exercised	(2,783)	1.00	5.7
Expired or forfeited	(2,081)	2.54	7.5

Stock options outstanding as of December 31, 2020	24,646	$2.21	7.2	$165,866

Expected to vest as of December 31, 2020	9,663	$3.74	8.5	$50,245

Exercisable as of December 31, 2020	14,983	$1.22	6.3	$115,671